Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Company's Identifiable Intangible Assets
A summary of the Company’s identifiable intangible assets as of December 31, 2018 and 2017 is as follows (in thousands):

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Customer relationships	$1,585	$1,373	$212
Acquired technology	3,410	885	2,525
Acquired in-process research and development	35,834	366	35,468
Patent rights	32,720	4,742	27,978
Assembled workforce	105	5	100
Total intangible assets	$73,654	$7,371	$66,283

	December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Intangibles, net
Customer relationships	$1,585	$1,091	$494
Acquired technology	3,410	709	2,701
Acquired in-process research and development	37,660	—	37,660
Patent rights	32,720	2,562	30,158
Total intangible assets	$75,375	$4,362	$71,013

Schedule of Estimated Future Amortization Expense Related to Intangible Assets
Estimated future amortization expense related to intangible assets at December 31, 2018 is as follows (in thousands):

Years Ending December 31,	Amount
2019	$3,866
2020	3,866
2021	4,920
2022	4,920
2023	4,915
Thereafter	43,796
Total	$66,283